SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Lives
Equipment	3 years
Furniture	7 years
Leasehold improvements	Shorter of useful life of asset or lease term

SUMMARY OF COMPANY REVENUE BY MAJOR SERVICE LINE

A summary of the Company’s revenue by major service lines is as follows:

	Years Ended December 31,
$’000	2023	2022	2021
Freight Transportation Brokerage	13,474,282	23,467,806	21,411,450
Dedicated Capacity	3,586,471	2,420,630	62,701
Total Revenue	17,060,753	25,888,436	21,474,151